MASSMUTUAL FUNDS

MassMutual 80/20 Allocation Fund

Supplement dated March 25, 2024 to the
Summary Prospectus dated February 1, 2024

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 12, 2024, the information for Frederick Schulitz found under the heading Portfolio Manager(s) in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

80/20Alloc-24-01